Long-term interest bearing debt and interest expenses - Maturities of Outstanding Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 166.7
2015	171.7
2016	166.7
2017	1,003.3
2018 and thereafter	939.5
Long-term debt	$ 2,447.9	$ 2,452.5